Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of loans and borrowings
The terms and conditions of the Company’s loans and borrowings are as follows:

		December 31, 2021		December 31, 2020
	Notes	Facility	Carrying amount	Facility	Carrying amount
		$	$	$	$
Amended and Restated Credit Facility	(a), (b)
First lien credit facilities
Term loan facilities		511,971	500,282	211,971	206,481
Revolving credit facility		385,000	—	100,000	—
Total credit facilities			500,282		206,481

Lease liabilities	(c)		8,313		8,772
			508,595		215,253
Current portion of loans and borrowings			(7,349)		(2,527)
Loans and borrowings			501,246		212,726

Schedule of lease amounts recognized in profit or loss and comprehensive income or loss
Amounts recognized in the consolidated statements of profit or loss and comprehensive income or loss relating to lease liabilities are as follow:

	2021	2020
	$	$
Interest expense on lease liabilities	382	384
Foreign exchange loss (gain)	(45)	259
Variable lease payments	1,859	1,891
	2,196	2,534